Label	Element	Value
Net Cash Provided by (Used in) Discontinued Operations	us-gaap_NetCashProvidedByUsedInDiscontinuedOperations	$ 3,500,000
Net Cash Provided by (Used in) Discontinued Operations	us-gaap_NetCashProvidedByUsedInDiscontinuedOperations	2,800,000
Net Cash Provided by (Used in) Discontinued Operations	us-gaap_NetCashProvidedByUsedInDiscontinuedOperations	$ 1,800,000